Values of Option Based on Stock Price at Grant Date and Assumption (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement by Share based Payment Award, Fair Value Assumptions, Method Used [Line Items]
Risk-free interest rate	0.74%	2.22%	2.48%
Expected volatility	47.00%	45.00%	44.00%
Expected dividend yield	3.80%	2.80%	2.50%
Expected term	5 years	5 years	5 years
Weighted average grant date fair value of options per share	$ 12.67	$ 16.45	$ 11.95